Note 15 - Segment Reporting (Tables)	12 Months Ended
Sep. 30, 2018
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Years Ended
	September 30, 2018	September 30, 2017	September 30, 2016
Sales
Cable TV	$19,940,705	$22,806,175	$22,996,998
Telco	27,522,696	25,994,521	15,800,424
Intersegment	(49,414)	(86,950)	(134,158)
Total sales	$47,413,987	$48,713,746	$38,663,264

Gross profit
Cable TV	$3,805,761	$7,738,355	$7,753,735
Telco	7,417,215	7,072,238	4,687,148
Total gross profit	$11,222,976	$14,810,593	$12,440,883

Operating income (loss)
Cable TV	$(2,570,050)	$1,834,484	$1,478,676
Telco	(2,623,360)	(1,688,878)	(1,134,815)
Total operating income (loss)	$(5,193,410)	$145,606	$343,861

Segment assets
Cable TV	$18,371,530	$24,116,395	$25,201,697
Telco	22,173,797	24,135,091	15,122,911
Non-allocated	3,849,293	6,596,119	9,943,551
Total assets	$44,394,620	$54,847,605	$50,268,159